Subsequent Events - Additional Information (Detail) - CAD ($) $ in Millions	Mar. 24, 2022	Feb. 16, 2022	May 04, 2021
Disclosure of non-adjusting events after reporting period [line items]
Revolving credit facility, previous availability			$ 700.0
Revolving credit facility additional borrowing capacity			$ 800.0
Events after the reporting period [member]
Disclosure of non-adjusting events after reporting period [line items]
Revolving credit facility, previous availability		$ 800.0
Revolving credit facility additional borrowing capacity		$ 1,100.0
Share repurchased [member]
Disclosure of non-adjusting events after reporting period [line items]
Stock repurchase program authorized amount	$ 250.0